BASIC AND DILUTED LOSS PER SHARE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BASIC AND DILUTED LOSS PER SHARE
Loss attributable to common shareholders	$ 36,149	$ 20,996
Weighted average number of common shares outstanding	537,851	530,272